FINANCIAL RISK MANAGEMENT, Credit Risk, Trade and Other Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables, Current and Noncurrent [Abstract]
Current trade receivables		$ 206,862,154	$ 205,634,711
Impairment of financial assets	[1]	(10,247,410)	(396,975)
Total		196,614,744	205,237,736
Subsidies receivable from government		12,720,094	14,314,749
Trade and other receivables [Abstract]
Revenues		1,720,626,082	1,604,587,432	$ 1,297,140,194
Natural Gas Transportation [Member] | MetroGas [Member]
Trade and other receivables [Abstract]
Revenues		174,485,552	149,464,905	69,663,523
Trade receivables		15,987,485	17,145,789
Natural Gas Transportation [Member] | Camuzzi Gas Pampeana S.A. [Member]
Trade and other receivables [Abstract]
Revenues		128,717,014	110,945,340	51,765,249
Trade receivables		11,886,991	12,782,415
Natural Gas Transportation [Member] | Naturgy Argentina [Member]
Trade and other receivables [Abstract]
Revenues		105,363,391	90,476,927	42,146,510
Trade receivables		10,241,960	11,097,891
Natural Gas Transportation [Member] | CAMMESA [Member]
Trade and other receivables [Abstract]
Revenues		65,037,667	46,592,370	25,344,626
Trade receivables		11,885,509	12,120,584
Natural Gas Transportation [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues		29,318,365	22,477,232	9,913,962
Trade receivables		2,854,550	2,965,064
Natural Gas Transportation [Member] | Camuzzi Gas del Sur S.A. [Member]
Trade and other receivables [Abstract]
Revenues		37,785,765	26,910,481	12,854,559
Trade receivables		2,936,532	3,078,007
Liquids Production and Commercialization [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues		14,755,983	21,178,139	24,652,572
Trade receivables		798,214	3,127,822
Liquids Production and Commercialization [Member] | PBB Polisur [Member]
Trade and other receivables [Abstract]
Revenues		181,608,852	179,958,689	289,396,014
Trade receivables		19,963,245	18,114,784
Liquids Production and Commercialization [Member] | Geogas Trading S.A. [Member]
Trade and other receivables [Abstract]
Revenues		18,429,853	31,755,687	23,856,580
Trade receivables		0	0
Liquids Production and Commercialization [Member] | YPF [Member]
Trade and other receivables [Abstract]
Revenues		11,145,095	20,293,196	13,932,972
Trade receivables		232,102	1,541,167
Liquids Production and Commercialization [Member] | Petrobras Global Trading BV [Member]
Trade and other receivables [Abstract]
Revenues		24,475,284	11,066,646	5,462,983
Trade receivables		12,881,086	0
Liquids Production and Commercialization [Member] | Trafigura Beheer [Member]
Trade and other receivables [Abstract]
Revenues		72,487,009	102,499,183	118,437,631
Trade receivables		10,526,686	7,254,443
Midstream [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues		95,856,234	65,242,027	50,511,084
Trade receivables		22,251,107	11,239,896
Midstream [Member] | YPF [Member]
Trade and other receivables [Abstract]
Revenues		30,676,682	33,309,421	37,031,534
Trade receivables		14,431,274	6,769,190
Midstream [Member] | Tecpetrol [Member]
Trade and other receivables [Abstract]
Revenues		31,734,016	27,267,816	33,267,404
Trade receivables		6,164,032	5,117,874
Midstream [Member] | Exxomobil Exploration [Member]
Trade and other receivables [Abstract]
Revenues		14,435,528	14,679,462	15,242,302
Trade receivables		1,434,679	2,020,988
Midstream [Member] | Vista Energy [Member]
Trade and other receivables [Abstract]
Revenues		9,863,658	10,330,411	5,900,375
Trade receivables		1,528,803	2,011,121
Midstream [Member] | Pluspetrol [Member]
Trade and other receivables [Abstract]
Revenues		58,626,600	51,352,203	35,415,185
Trade receivables		6,621,468	9,263,706
Telecommunication [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues		233,981	142,899	127,558
Trade receivables		123,911	46,710
Telecommunication [Member] | Global Crossing [Member]
Trade and other receivables [Abstract]
Revenues		1,014,153	1,201,102	1,185,906
Trade receivables		294,073	97,854
Telecommunication [Member] | Silica Networks [Member]
Trade and other receivables [Abstract]
Revenues		2,917,775	4,711,344	$ 4,911,745
Trade receivables		$ 232,799	$ 296,351

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 8.b).